TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCK - 38.78%	Shares	Value

Aerospace & Defense - 1.60%
Boeing Co.(a)	400	$86,588
General Electric Co.	500	186,865
Kratos Defense & Security Solutions, Inc.(a)	3,040	151,574
Ondas, Inc.(a)	10,480	86,355
		511,382
Apparel - 0.34%
Deckers Outdoor Corp.(a)	1,100	109,219

Banks - 0.71%
Citizens Financial Group, Inc.	1,425	99,850
Cullen/Frost Bankers, Inc.	830	128,252
		228,102
Beverages - 0.60%
Monster Beverage Corp.(a)	2,000	192,240

Biotechnology - 6.42%
Corteva, Inc.	1,180	99,934
Immix Biopharma, Inc.(a)	140,000	1,443,400
Incyte Corp.(a)	1,500	170,040
Moderna, Inc.(a)	2,090	146,363
TG Therapeutics, Inc.(a)	3,600	197,784
		2,057,521
Chemicals - 0.56%
Linde PLC	200	103,788
Sociedad Quimica y Minera de Chile SA - Chile - ADR	1,020	75,521
		179,309
Commercial Services - 0.42%
Sezzle, Inc.(a)	790	135,588

Computers - 1.31%
Apple, Inc.	840	243,062
Crowdstrike Holdings, Inc. - Class A(a)	230	175,522
		418,584
Diversified Financial Services - 0.45%
Apollo Global Management, Inc.	1,210	143,155

Electric - 0.61%
NextEra Energy, Inc.	1,600	140,432
Talen Energy Corp.(a)	140	53,796
		194,228
Electrical Components & Equipment - 0.67%
Eaton Corp PLC - Ireland	500	213,060

Electronics - 0.33%
Hubbell, Inc.	200	104,640

Energy - Alternate Sources - 0.30%
Nextpower, Inc. - Class A(a)	820	97,695

Entertainment - 0.29%
DraftKings, Inc.(a)	3,630	91,694

Food - 0.53%
Performance Food Group Co.(a)	1,510	168,803

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCK - 38.78% (continued)	Shares	Value

Healthcare - Products - 0.79%
Alpha Tau Medical Ltd. - Israel(a)	20,000	$251,600

Healthcare - Services - 0.88%
Humana, Inc.	400	158,888
Oscar Health, Inc. - Class A(a)	4,350	124,062
		282,950
Insurance - 0.93%
Allstate Corp.	560	133,246
RenaissanceRe Holdings Ltd. - Bermuda	520	164,788
		298,034
Internet - 3.00%
Alphabet, Inc. - Class A	300	107,211
Amazon.com, Inc.(a)	1,370	326,526
AppLovin Corp. - Class A(a)	270	139,112
Netflix, Inc.(a)	1,600	114,240
Reddit, Inc. - Class A(a)	730	126,713
Robinhood Markets, Inc. - Class A(a)	1,470	147,412
		961,214
Investment Companies - 3.18%
Blackstone Secured Lending Fund	37,500	889,125
Core Scientific, Inc.(a)	5,000	127,950
		1,017,075
Leisure Time - 0.42%
Viking Holdings Ltd. - Bermuda(a)	1,300	136,071

Lodging - 0.46%
Hilton Worldwide Holdings, Inc.	450	148,707

Machinery - Diversified - 0.40%
Deere & Co.	200	126,866

Mining - 0.55%
Freeport-McMoRan, Inc.	1,350	84,902
Southern Copper Corp.	520	90,615
		175,517
Miscellaneous Manufacturing - 0.41%
Textron, Inc.	1,430	131,174

Oil & Gas - 0.43%
Weatherford International PLC	1,690	137,735

Oil & Gas Services - 0.60%
Baker Hughes Co.	1,300	72,150
SLB Ltd.	2,590	120,409
		192,559
Pharmaceuticals - 2.22%
AbbVie, Inc.	600	150,984
CVS Health Corp.	3,000	310,350
Eli Lilly & Co.	140	167,920
Inhibikase Therapeutics, Inc.(a)	40,000	81,200
		710,454
REITS - 0.73%
Digital Realty Trust, Inc.	610	109,544
Federal Realty Investment Trust	1,020	125,909
		235,453
Retail - 0.28%
Cava Group, Inc.(a)	1,150	90,252

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCK - 38.78% (continued)	Shares	Value

Semiconductors - 2.15%
ARM Holdings PLC - Great Britain - ADR(a)	200	$70,914
Credo Technology Group Holding Ltd.(a)	720	195,804
Entegris, Inc.	510	91,729
Marvell Technology, Inc.	300	89,367
NVIDIA Corp.	1,200	240,108
		687,922
Software - 4.88%
Cadence Design Systems, Inc.(a)	320	120,102
Cloudflare, Inc. - Class A(a)	1,140	279,619
CoreWeave, Inc. - Class A(a)	1,120	111,485
Datadog, Inc. - Class A(a)	420	109,351
DigitalOcean Holdings, Inc.(a)	560	87,937
Microsoft Corp.	600	223,812
MongoDB, Inc.(a)	290	97,411
Nebius Group NV - Netherlands(a)	660	182,272
Oracle Corp.	890	130,430
Palantir Technologies, Inc. - Class A(a)	1,040	121,337
ServiceNow, Inc.(a)	1,000	99,280
		1,563,036
Telecommunications - 1.33%
Arista Networks, Inc.(a)	1,400	237,832
AST SpaceMobile, Inc.(a)	2,120	188,383
		426,215

TOTAL COMMON STOCK (Cost $11,478,581)		12,418,054

CLOSED-END FUND - 0.96%

Equity Fund - 0.96%
Royce Small-Cap Trust, Inc.	16,668	307,858

TOTAL CLOSED-END FUND (Cost $250,000)		307,858

EXCHANGE-TRADED FUNDS - 49.45%

Alternative Funds - 1.61%
iShares Ethereum Trust ETF(a)	10,000	118,900
VanEck Bitcoin ETF/U.S.(a)	24,000	398,640
		517,540
Debt Funds - 8.81%
iShares 7-10 Year Treasury Bond ETF	15,000	1,418,550
iShares 20+ Year Treasury Bond ETF	16,230	1,402,597
		2,821,147
Equity Funds - 39.03%
Invesco S&P 500 Equal Weight ETF	5,000	1,063,850
iShares Core MSCI Europe ETF	14,800	1,112,516
iShares Core MSCI Pacific ETF	11,600	950,388
iShares Core S&P Mid-Cap ETF	20,030	1,544,513
iShares Core S&P Small-Cap ETF	6,000	889,860
iShares Expanded Tech-Software Sector ETF	13,000	1,177,800
iShares MSCI Canada ETF	3,700	213,268
ProShares UltraShort Semiconductors	55,000	624,800
State Street Health Care Select Sector SPDR ETF	2,900	460,114
State Street SPDR S&P 500 ETF Trust	3,500	2,613,695
State Street SPDR S&P Regional Banking ETF	10,000	748,500
VanEck BDC Income ETF	15,000	189,900
Vanguard Small-Cap ETF	3,000	909,360
		12,498,564

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,535,242)		15,837,251

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

MUTUAL FUNDS - 3.16%	Shares	Value

Asset Allocation Fund - 1.65%
Gator Capital Long/Short Fund - Class R6	8,374	$529,476

Equity Fund - 1.51%
LS Opportunity Fund - Institutional Class	33,212	482,566

TOTAL MUTUAL FUNDS (Cost $1,065,263)		1,012,042

BONDS & NOTES - 0.01%	Principal Amount

ASSET-BACKED SECURITY - 0.00%
Countrywide Asset-Backed Certificates, 4.122%, due 10/25/2017(c)(d)	$1,070	955

Total Asset Backed Security (Cost $1,070)		955

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	671	595
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.808%, due 09/25/2036(c)	5,998	1,510

Total Mortgage-Backed Securities (Cost $4,000)		2,105

TOTAL BONDS & NOTES (Cost $5,070)		3,060

	Shares
SHORT-TERM INVESTMENT - 8.94%
Federated Hermes Government Obligations Fund - Institutional Shares, 3.50%(b)	2,861,068	2,861,068

TOTAL SHORT-TERM INVESTMENT (Cost $2,861,068)		2,861,068

INVESTMENTS AT VALUE (Cost $30,195,224) - 101.30%		$32,439,333

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.30%)		(414,828)

NET ASSETS - 100.00%		$32,024,505

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2026, is subject to change and resets daily.

(c) Variable rate security - Interest rate shown represents the rate on June 30, 2026.

(d) Principal payments are still being received, not yet matured.

The following abbreviations are used in this portfolio:

BDC - Business Development Companies

ETF - Exchange-Traded Fund

LS - Long-Short

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch Public Company)

PLC - Public Limited Company

S&P - Standard & Poor's

SA - Societe Anonyme

SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCK - 4.39%	Shares	Value

Investment Company - 4.39%
Blackstone Secured Lending Fund	50,000	$1,185,500

TOTAL COMMON STOCK (Cost $1,314,459)		1,185,500

CLOSED-END FUNDS - 2.28%

Asset Allocation Fund - 0.57%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	20,028	154,616

Equity Fund - 1.71%
Royce Small-Cap Trust, Inc.	24,975	461,288

TOTAL CLOSED END FUNDS (Cost $517,133)		615,904

EXCHANGE-TRADED FUNDS - 91.55%

Alternative Funds - 1.20%
iShares Ethereum Trust ETF(a)	5,000	59,450
VanEck Bitcoin ETF/U.S.(a)	16,000	265,760
		325,210
Debt Funds - 73.21%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	25,000	1,139,500
BondBloxx Private Credit CLO ETF	17,500	872,813
iShares 1-3 Year Treasury Bond ETF	10,000	821,100
iShares 7-10 Year Treasury Bond ETF	10,000	945,700
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	60,000	1,340,400
iShares 20+ Year Treasury Bond ETF	15,000	1,296,300
iShares Broad USD High Yield Corporate Bond ETF	10,000	370,200
State Street DoubleLine Total Return Tactical ETF	80,000	3,157,600
State Street SPDR Bloomberg High Yield Bond ETF	6,000	578,220
State Street SPDR Bloomberg Short Term High Yield Bond ETF	75,000	1,877,250
State Street SPDR Portfolio Aggregate Bond ETF	120,000	3,062,400
State Street SPDR Portfolio Corporate Bond ETF	60,000	1,742,400
State Street SPDR Portfolio Long Term Treasury ETF	45,000	1,180,350
Vanguard Short-Term Corporate Bond ETF	17,500	1,383,025
		19,767,258
Equity Funds - 17.14%
Invesco S&P 500 Equal Weight ETF	2,500	531,925
iShares Select Dividend ETF	4,500	703,350
JPMorgan Equity Premium Income ETF	8,000	451,840
State Street SPDR S&P Regional Banking ETF	10,000	748,500
VanEck BDC Income ETF	80,000	1,012,800
Vanguard International High Dividend Yield ETF	12,000	1,178,400
		4,626,815

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,331,588)		24,719,283

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES 0.01%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.570%, due 12/25/2033(c)	$13	$48
Countrywide Asset-Backed Certificates, 4.122%, due 10/25/2017(c)(d)	3,209	2,866

GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029(c)	1	1
		2,915

Total Asset-Backed Securities (Cost $3,222)		2,915

MORTGAGE-BACKED SECURITIES - 0.02%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,014	1,786
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.808%, due 09/25/2036(c)	17,995	4,528
Total Mortgage-Backed Securities (Cost $11,941)		6,314

TOTAL BONDS & NOTES (Cost $15,163)		9,229

SHORT-TERM INVESTMENT - 1.67%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 3.50%(b)	450,654	450,654

INVESTMENTS AT VALUE (Cost $26,628,997) - 99.92%		$26,980,570

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES, NET - 0.08%		21,944

NET ASSETS - 100.00%		$27,002,514

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options.

(c) Variable rate security - Interest rate shown represents the rate on June 30, 2026.

(d) Principal payments are still being received, not yet matured.

(e) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors. At March 31, 2022, the aggregate value of such securities amounted to $404,250 and the value amounts to 2.25% of the net assets of the Income Fund.

The following abbreviations are used in this portfolio:

AG - Aktiengesellchaft (German equivalent of public limited company)

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

S&P - Standard and Poors

SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

The following is a summary of the significant accounting policies followed by the Timber Point Global Allocations Fund (the “Global Fund”), and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to Timber Point Capital Management, LLC (the “Adviser”) to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Fair Value Measurements (continued)

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

The Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. Under the rule, a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2026.

Global Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock(1)	$12,418,054	$—	$—	$12,418,054
Closed-End Fund(1)	307,858	—	—	307,858
Exchange-Traded Funds(1)	15,837,251	—	—	15,837,251
Mutual Funds(1)	1,012,042	—	—	1,012,042
Asset-Backed Securities	—	955	—	955
Mortgage-Backed Securities	—	2,105	—	2,105
Short-Term Investment	2,861,068	—	—	2,861,068
Total Assets	$32,436,273	$3,060	$—	$32,439,333

(1) For a detailed break-out of common stock, CEFs, ETFs, mutual funds and preferred stock by industry or asset class, please refer to the Schedules of Investments.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Fair Value Measurements (continued)

Income Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,185,500	$—	$—	$1,185,500
Closed-End Funds(1)	615,904	—	—	615,904
Exchange-Traded Funds (1)	24,719,283	—	—	24,719,283
Asset-Backed Securities	—	2,915	—	2,915
Mortgage-Backed Securities	—	6,314	—	6,314
Short-Term Investment	450,654	—	—	450,654
Total Assets	$26,971,341	$9,229	$—	$26,980,570

(1) For a detailed break-out of common stock, preferred stock, ETFs and CEFs by industry or asset class, please refer to the Schedules of Investments.

Following is a reconciliation of the Harbor Custom Development, Inc. investments in which significant unobservable inputs (Level 3) were used in determining fair values in the Funds:

Global Fund	Balance as of September 30, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—
Preferred Stock	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—
TOTALS	$—	$—	$—	$—	$—	$—	$—	$—

Income Fund	Balance as of September 30, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026
Preferred Stock	$—	$—	$—	$—	$—	$—	$—	$—
Warrants	—	—	—	—	—	—	—	—
TOTALS	$—	$—	$—	$—	$—	$—	$—	$—

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including ETFs, CEFs and mutual funds (also referred to as "Underlying Funds") subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at June 30, 2026, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the nine months ended June 30, 2026 were as follows:

Global Fund:	Value as of September 30, 2025	Realized gain	Change in unrealized appreciation	Purchases(1)	Sales	Value as of June 30, 2026	Shares held as of June 30, 2026	Income received
Income Fund	$1,309,845	$103,142	$(109,394)	$—	$(1,303,593)	$—	—	$—
Total	$1,309,845	$103,142	$(109,394)	$—	$(1,303,593)	$—	—	$—

(1)	Represents dividends reinvested.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2026 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Fund	$30,270,133	$3,446,672	$(1,277,472)	$2,169,200
Income Fund	26,659,764	836,902	(516,096)	320,806

The differences between book and tax basis unrealized appreciation (depreciation) from investments are primarily attributable to the tax deferral of losses on wash sales.